Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP Reconciliation to Form 5500 [LineItems]
EBP Reconciliation to Form 5500 [Text Block]

9. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of the financial statements as of December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Statements of net assets available for benefits:
Net assets available for benefits per the financial statements	66,709,824	56,423,728
Adjustment to the Form 5500	(78,906)	(217,435)
Net assets per the Form 5500	66,630,918	56,206,293
Statement of changes in net assets available for benefits:
Increase in net assets per the financial statements	10,286,096
Net change in adjustment to the Form 5500	138,529
Net income and transfers per the Form 5500	10,424,625